Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Common shares	Treasury shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)
Beginning balance at Dec. 31, 2023	$ 356,876	$ 229,455	$ (16,165)	$ 20,739	$ 123,254	$ (407)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	44,009				44,009
Unrealized foreign currency translation (gain) loss	(695)					(695)
Dividends	(10,992)				(10,992)
Share purchase programs	(4,311)	(1,138)		(3,173)
Purchase of treasury shares	(2,466)		(2,466)
Stock-based compensation	5,971		2,718	3,253
Conversion of convertible debentures	644	644
Ending balance at Dec. 31, 2024	389,036	228,961	(15,913)	20,819	156,271	(1,102)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	33,834				33,834
Unrealized foreign currency translation (gain) loss	10,489					10,489
Dividends	(13,642)				(13,642)
Share purchase programs	(38,447)	(16,841)		(21,606)
Purchase of treasury shares	(3,270)		(3,270)
Stock-based compensation	7,784		4,190	3,594
Conversion of convertible debentures	70,837	70,837
Ending balance at Dec. 31, 2025	$ 456,621	$ 282,957	$ (14,993)	$ 2,807	$ 176,463	$ 9,387